Financial income, net (Tables)	12 Months Ended
Dec. 31, 2022
Nonoperating Income (Expense) [Abstract]
Schedule of Net Financial Income

	Year Ended December 31,
	2022	2021	2020
Financial income:
Interest on deposits	$1,603	$847	$2,710
Foreign currency translation differences	1,736	51	780
Remeasurement of liability instruments	116,863	67,873	—
Other	741	276	112

Financial expenses:
Bank charges	(187)	(166)	(197)
Changes in exchange rates	(891)	(245)	(1,226)
Other	(149)	(153)	—
	$119,716	$68,483	$2,179